Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	December 2020
Payment Date	1/15/2021
Transaction Month	19
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,142,066,659.36	40,029		56.6 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$203,000,000.00	2.38663%		July 15, 2020
Class A-2a Notes	$220,000,000.00	2.35%		February 15, 2022
Class A-2b Notes	$126,020,000.00	0.39863%	*	February 15, 2022
Class A-3 Notes	$346,060,000.00	2.23%		October 15, 2023
Class A-4 Notes	$105,020,000.00	2.24%		October 15, 2024
Class B Notes	$31,580,000.00	2.40%		November 15, 2024
Class C Notes	$21,060,000.00	2.58%		December 15, 2025
Total	$1,052,740,000.00
		* One-month LIBOR + 0.24%

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,524,308.45

Principal:
Principal Collections	$16,081,949.00
Prepayments in Full	$9,797,540.95
Liquidation Proceeds	$294,086.99
Recoveries	$115,914.47
Sub Total	$26,289,491.41
Collections	$27,813,799.86

Purchase Amounts:
Purchase Amounts Related to Principal	$238,124.01
Purchase Amounts Related to Interest	$730.10
Sub Total	$238,854.11

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$28,052,653.97

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	December 2020
Payment Date	1/15/2021
Transaction Month	19
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$28,052,653.97
Servicing Fee	$496,774.96	$496,774.96	$0.00	$0.00	$27,555,879.01
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$27,555,879.01
Interest - Class A-2a Notes	$25,978.73	$25,978.73	$0.00	$0.00	$27,529,900.28
Interest - Class A-2b Notes	$2,608.42	$2,608.42	$0.00	$0.00	$27,527,291.86
Interest - Class A-3 Notes	$643,094.83	$643,094.83	$0.00	$0.00	$26,884,197.03
Interest - Class A-4 Notes	$196,037.33	$196,037.33	$0.00	$0.00	$26,688,159.70
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,688,159.70
Interest - Class B Notes	$63,160.00	$63,160.00	$0.00	$0.00	$26,624,999.70
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,624,999.70
Interest - Class C Notes	$45,279.00	$45,279.00	$0.00	$0.00	$26,579,720.70
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$26,579,720.70
Regular Principal Payment	$24,458,157.27	$24,458,157.27	$0.00	$0.00	$2,121,563.43
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,121,563.43
Residual Released to Depositor	$0.00	$2,121,563.43	$0.00	$0.00	$0.00
Total		$28,052,653.97

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$24,458,157.27
Total					$24,458,157.27

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
Original	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$13,265,735.75	$60.30	$25,978.73	$0.12	$13,291,714.48	$60.42
Class A-2b Notes	$7,598,854.63	$60.30	$2,608.42	$0.02	$7,601,463.05	$60.32
Class A-3 Notes	$3,593,566.89	$10.38	$643,094.83	$1.86	$4,236,661.72	$12.24
Class A-4 Notes	$0.00	$0.00	$196,037.33	$1.87	$196,037.33	$1.87
Class B Notes	$0.00	$0.00	$63,160.00	$2.00	$63,160.00	$2.00
Class C Notes	$0.00	$0.00	$45,279.00	$2.15	$45,279.00	$2.15
Total	$24,458,157.27	$23.23	$976,158.31	$0.93	$25,434,315.58	$24.16

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	December 2020
Payment Date	1/15/2021
Transaction Month	19

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$13,265,735.75	0.0602988	$0.00	0.0000000
Class A-2b Notes	$7,598,854.63	0.0602988	$0.00	0.0000000
Class A-3 Notes	$346,060,000.00	1.0000000	$342,466,433.11	0.9896158
Class A-4 Notes	$105,020,000.00	1.0000000	$105,020,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,060,000.00	1.0000000	$21,060,000.00	1.0000000
Total	$524,584,590.38	0.4983040	$500,126,433.11	0.4750712

Pool Information
Weighted Average APR	3.047%	3.038%
Weighted Average Remaining Term	41.90	41.07
Number of Receivables Outstanding	27,693	27,031
Pool Balance	$596,129,951.94	$569,245,918.67
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$551,950,039.45	$527,088,621.68
Pool Factor	0.5219747	0.4984349

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,928.54
Yield Supplement Overcollateralization Amount	$42,157,296.99
Targeted Overcollateralization Amount	$69,119,485.56
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$69,119,485.56

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,928.54
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,928.54
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,928.54

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	December 2020
Payment Date	1/15/2021
Transaction Month	19
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		77	$472,332.32
(Recoveries)		33	$115,914.47
Net Loss for Current Collection Period			$356,417.85
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.7175%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5063%
Second Prior Collection Period			0.9892%
Prior Collection Period			0.5202%
Current Collection Period			0.7340%
Four Month Average (Current and Prior Three Collection Periods)			0.6874%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,200	$5,512,933.09
(Cumulative Recoveries)			$676,763.70
Cumulative Net Loss for All Collection Periods			$4,836,169.39
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4235%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,594.11
Average Net Loss for Receivables that have experienced a Realized Loss			$4,030.14

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.09%	232	$6,206,774.57
61-90 Days Delinquent	0.18%	37	$1,053,002.76
91-120 Days Delinquent	0.04%	10	$202,235.01
Over 120 Days Delinquent	0.07%	15	$417,691.30
Total Delinquent Receivables	1.38%	294	$7,879,703.64

Repossession Inventory:
Repossessed in the Current Collection Period		19	$449,569.71
Total Repossessed Inventory		29	$774,532.29

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1804%
Prior Collection Period			0.1950%
Current Collection Period			0.2294%
Three Month Average			0.2016%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2939%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	December 2020
Payment Date	1/15/2021
Transaction Month	19

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2020

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer